SCHEDULE OF INVESTMENTS
Thornburg Limited Term U.S. Government Fund	June 30, 2021 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
	U.S. Treasury Securities — 12.3%
	United States Treasury Notes,
	0.625% due 5/15/2030	$16,800,000	$ 15,705,375
	1.50% due 10/31/2024 - 2/15/2030	10,885,000	11,094,834
	United States Treasury Notes Inflationary Index,
	0.125% due 1/15/2030 - 7/15/2030	12,152,525	13,362,710
	0.25% due 7/15/2029	1,315,113	1,463,338
	Total U.S. Treasury Securities (Cost $42,307,744)		41,626,257
	U.S. Government Agencies — 8.0%
[a]	Durrah MSN 35603 (Guaranty: Export-Import Bank of the United States), 1.684% due 1/22/2025	481,407	491,743
[b]	HNA Group LLC (Guaranty: Export-Import Bank of the United States), Series 2015, 2.291% due 6/30/2027	1,631,046	1,702,956
[a]	MSN 41079 and 41084 Ltd. (Guaranty: Export-Import Bank of the United States), 1.717% due 7/13/2024	460,097	469,494
	Petroleos Mexicanos (Guaranty: Export-Import Bank of the United States),
[a,c]	0.534% (LIBOR 3 Month + 0.35%) due 4/15/2025	1,400,000	1,400,896
[a]	1.70% due 12/20/2022	783,750	783,288
[a]	2.46% due 12/15/2025	1,125,000	1,119,791
	Reliance Industries Ltd. (Guaranty: Export-Import Bank of the United States),
[a]	2.06% due 1/15/2026	1,750,000	1,757,700
[a]	2.512% due 1/15/2026	2,637,500	2,685,977
	Small Business Administration Participation Certificates,
	Series 2002-20A Class 1, 6.14% due 1/1/2022	24,629	24,863
	Series 2002-20K Class 1, 5.08% due 11/1/2022	32,179	32,888
	Series 2005-20H Class 1, 5.11% due 8/1/2025	66,232	70,072
	Series 2007-20D Class 1, 5.32% due 4/1/2027	152,016	164,664
	Series 2007-20F Class 1, 5.71% due 6/1/2027	88,338	96,682
	Series 2007-20I Class 1, 5.56% due 9/1/2027	360,146	392,463
	Series 2007-20K Class 1, 5.51% due 11/1/2027	217,627	237,676
	Series 2008-20G Class 1, 5.87% due 7/1/2028	608,979	675,796
	Series 2011-20G Class 1, 3.74% due 7/1/2031	895,594	959,876
	Series 2011-20K Class 1, 2.87% due 11/1/2031	1,153,054	1,204,208
	Series 2014-20H Class 1, 2.88% due 8/1/2034	798,658	838,071
	Series 2015-20B Class 1, 2.46% due 2/1/2035	665,921	688,390
	Series 2015-20G Class 1, 2.88% due 7/1/2035	1,380,632	1,457,035
	Series 2015-20I Class 1, 2.82% due 9/1/2035	1,457,556	1,534,040
	Series 2017-20I Class 1, 2.59% due 9/1/2037	2,798,341	2,960,537
	Series 2017-20K Class 1, 2.79% due 11/1/2037	1,230,585	1,307,145
	Thirax 1, LLC (Guaranty: Export-Import Bank of the United States), 0.968% due 1/14/2033	1,470,884	1,411,695
	Ulani MSN 35940 LLC (Guaranty: Export-Import Bank of the United States), 2.227% due 5/16/2025	1,666,667	1,668,084
[a,c]	Washington Aircraft 2 Co. Ltd. (Guaranty: Export-Import Bank of the United States), 0.576% (LIBOR 3 Month + 0.43%) due 6/26/2024	1,166,115	1,165,730
	Total U.S. Government Agencies (Cost $26,597,183)		27,301,760
	Mortgage Backed — 72.1%
	Federal Home Loan Mtg Corp.,
	Pool D98887, 3.50% due 1/1/2032	360,797	385,299
	Pool E09025, 2.50% due 3/1/2028	78,332	81,797
	Pool G13804, 5.00% due 3/1/2025	87,103	91,749
	Pool G15227, 3.50% due 12/1/2029	1,245,293	1,338,237
	Pool G16710, 3.00% due 11/1/2030	1,776,647	1,877,301
	Pool G18435, 2.50% due 5/1/2027	794,111	828,707
	Pool G18446, 2.50% due 10/1/2027	1,474,898	1,539,153
	Pool J11371, 4.50% due 12/1/2024	89,337	93,492
	Pool J20795, 2.50% due 10/1/2027	1,880,955	1,962,900
	Pool J21208, 2.50% due 11/1/2027	1,490,282	1,555,207
	Pool J37586, 3.50% due 9/1/2032	255,352	276,327
	Pool T61943, 3.50% due 8/1/2045	177,825	186,582
	Pool T65457, 3.00% due 1/1/2048	870,959	902,460
	Federal Home Loan Mtg Corp., CMO REMIC,
	Series 1351 Class TE, 7.00% due 8/15/2022	11,757	12,055
	Series 3291 Class BY, 4.50% due 3/15/2022	3,371	3,394
	Series 3704 Class DC, 4.00% due 11/15/2036	144,737	148,907
	Series 3867 Class VA, 4.50% due 3/15/2024	743,393	773,982
	Series 3922 Class PQ, 2.00% due 4/15/2041	222,517	226,309

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term U.S. Government Fund	June 30, 2021 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
	Series 4050 Class MV, 3.50% due 8/15/2023	$ 784,251	$ 806,562
	Series 4097 Class TE, 1.75% due 5/15/2039	136,150	136,400
[c]	Series 4105 Class FG, 0.473% (LIBOR 1 Month + 0.40%) due 9/15/2042	776,833	781,236
	Series 4120 Class TC, 1.50% due 10/15/2027	812,865	822,337
	Series 4120 Class UE, 2.00% due 10/15/2027	919,886	941,646
	Federal Home Loan Mtg Corp., Multi-Family Structured Pass Through CMBS,
	Series K035 Class A1, 2.615% due 3/25/2023	531,451	537,093
[c]	Series K035 Class A2, 3.458% due 8/25/2023	3,000,000	3,159,571
	Series K037 Class A1, 2.592% due 4/25/2023	526,672	536,539
	Series K038 Class A1, 2.604% due 10/25/2023	1,250,422	1,271,770
	Series K042 Class A1, 2.267% due 6/25/2024	1,769,946	1,811,920
[c]	Series K047 Class A2, 3.329% due 5/25/2025	1,250,000	1,360,838
[c]	Series K061 Class A2, 3.347% due 11/25/2026	290,000	321,837
[c]	Series K069 Class A2, 3.187% due 9/25/2027	180,000	200,000
	Series K072 Class A2, 3.444% due 12/25/2027	120,000	135,224
	Series K095 Class A2, 2.785% due 6/25/2029	577,000	631,406
	Series K718 Class A2, 2.791% due 1/25/2022	1,397,365	1,408,780
	Series K729 Class A2, 3.136% due 10/25/2024	3,500,000	3,744,809
	Series K730 Class A1, 3.452% due 9/25/2024	48,816	50,190
[c]	Series K730 Class A2, 3.59% due 1/25/2025	190,000	206,344
[c]	Series KF15 Class A, 0.756% (LIBOR 1 Month + 0.67%) due 2/25/2023	354,242	354,017
	Series KS03 Class A2, 2.79% due 6/25/2022	2,500,000	2,539,488
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO,
[c]	Series 2017-3 Class HA, 3.25% due 7/25/2056	1,393,063	1,468,614
[c]	Series 2017-4 Class HT, 3.25% due 6/25/2057	3,792,067	4,081,285
	Series 2017-4 Class MT, 3.50% due 6/25/2057	841,023	916,993
[c]	Series 2018-1 Class HA, 3.00% due 5/25/2057	1,786,237	1,868,923
[c]	Series 2018-2 Class HA, 3.00% due 11/25/2057	1,023,284	1,068,153
	Series 2018-3 Class HA, 3.00% due 8/25/2057	1,294,954	1,353,434
[c]	Series 2018-3 Class MA, 3.50% due 8/25/2057	1,660,424	1,744,362
	Series 2018-4 Class HA, 3.00% due 3/25/2058	1,556,509	1,627,521
	Series 2018-4 Class MA, 3.50% due 3/25/2058	1,223,641	1,286,523
	Series 2019-1 Class MA, 3.50% due 7/25/2058	3,509,890	3,692,972
	Series 2019-2 Class MA, 3.50% due 8/25/2058	2,938,309	3,095,067
	Series 2019-3 Class MA, 3.50% due 10/25/2058	1,297,693	1,365,549
	Series 2019-4 Class MA, 3.00% due 2/25/2059	1,704,573	1,790,112
	Series 2020-1 Class MA, 2.50% due 8/25/2059	2,697,440	2,745,365
	Series 2020-2 Class A1D, 1.75% due 9/25/2030	3,093,525	3,146,241
	Series 2020-2 Class MA, 2.00% due 11/25/2059	2,661,912	2,695,289
	Series 2020-3 Class MA, 2.00% due 5/25/2060	838,237	847,909
	Series 2020-3 Class MT, 2.00% due 5/25/2060	878,678	888,888
	Federal Home Loan Mtg Corp., UMBS Collateral,
	Pool QN2792, 2.00% due 7/1/2035	4,818,470	4,971,313
	Pool RC1280, 3.00% due 3/1/2035	854,498	909,605
	Pool RC1535, 2.00% due 8/1/2035	2,930,594	3,025,021
	Pool RC1826, 2.00% due 2/1/2036	1,934,802	1,997,143
	Pool RD5043, 2.00% due 12/1/2030	3,343,759	3,460,846
	Pool SB0464, 2.50% due 1/1/2036	6,541,489	6,922,360
	Pool SB8010, 2.50% due 10/1/2034	1,064,664	1,115,760
	Pool SB8030, 2.00% due 12/1/2034	1,470,921	1,517,409
	Pool SB8068, 1.50% due 10/1/2035	3,692,691	3,739,322
	Pool SB8083, 1.50% due 1/1/2036	1,559,367	1,579,058
	Pool SB8106, 1.50% due 6/1/2036	2,983,536	3,020,629
	Pool ZS4730, 3.50% due 8/1/2047	1,485,067	1,569,920
	Pool ZS7299, 3.00% due 10/1/2030	935,434	991,045
	Pool ZS7942, 3.00% due 2/1/2033	3,025,908	3,220,276
	Pool ZS8034, 3.00% due 6/1/2033	2,232,896	2,380,617
	Pool ZT1958, 3.00% due 5/1/2034	4,209,572	4,488,063
	Federal Home Loan Mtg Corp., Whole Loan Securities Trust CMO,
	Series 2015-SC02 Class 2A, 3.50% due 9/25/2045	357,829	362,425
	Series 2016-SC01 Class 2A, 3.50% due 7/25/2046	480,321	487,889
	Series 2016-SC02 Class 2A, 3.50% due 10/25/2046	311,378	314,389
	Series 2017-SC01 Class 1A, 3.00% due 12/25/2046	642,917	651,403
	Series 2017-SC02 Class 1A, 3.00% due 5/25/2047	515,407	511,588
	Series 2017-SC02 Class 2A, 3.50% due 5/25/2047	306,857	309,429

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term U.S. Government Fund	June 30, 2021 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
	Federal National Mtg Assoc.,
[c]	Pool 895572, 2.818% (LIBOR 12 Month + 1.82%) due 6/1/2036	$ 97,098	$ 100,306
	Pool BF0130, 3.50% due 8/1/2056	471,194	511,507
	Pool BF0144, 3.50% due 10/1/2056	664,956	725,037
	Pool MA1582, 3.50% due 9/1/2043	2,229,532	2,402,487
	Federal National Mtg Assoc., CMBS,
[c]	Series 2015-SB5 Class A10, 3.15% due 9/25/2035	491,450	503,365
[c]	Series 2018-SB47 Class A5H, 2.92% due 1/25/2038	1,027,864	1,060,196
	Federal National Mtg Assoc., CMO REMIC,
	Series 1993-32 Class H, 6.00% due 3/25/2023	2,384	2,467
[c]	Series 2009-17 Class AH, 0.585% due 3/25/2039	268,557	253,469
	Series 2009-52 Class AJ, 4.00% due 7/25/2024	801	814
	Series 2011-70 Class CA, 3.00% due 8/25/2026	1,113,565	1,157,062
[c]	Series 2013-81 Class FW, 0.392% (LIBOR 1 Month + 0.30%) due 1/25/2043	1,429,280	1,431,463
[c]	Series 2013-92 Class FA, 0.642% (LIBOR 1 Month + 0.55%) due 9/25/2043	1,015,449	1,026,876
	Federal National Mtg Assoc., Grantor Trust, Series 2017-T1 Class A, 2.898% due 6/25/2027	996,079	1,083,881
	Federal National Mtg Assoc., UMBS Collateral,
	Pool 252648, 6.50% due 5/1/2022	2,420	2,423
	Pool AB8442, 2.00% due 2/1/2028	1,719,644	1,775,664
	Pool AB8447, 2.50% due 2/1/2028	733,032	764,748
	Pool AE0704, 4.00% due 1/1/2026	754,516	805,520
	Pool AJ1752, 3.50% due 9/1/2026	756,107	808,550
	Pool AK6518, 3.00% due 3/1/2027	422,228	444,992
	Pool AK6768, 3.00% due 3/1/2027	844,318	888,098
	Pool AL6582, 3.50% due 4/1/2030	775,026	832,606
	Pool AL7801, 2.50% due 11/1/2030	2,585,327	2,709,558
	Pool AL9445, 3.00% due 7/1/2031	20,767	21,995
	Pool AL9821, 2.50% due 1/1/2032	2,848,425	2,991,873
	Pool AS4916, 3.00% due 5/1/2030	1,463,392	1,545,755
	Pool AS9733, 4.00% due 6/1/2047	1,473,784	1,625,914
	Pool AS9749, 4.00% due 6/1/2047	654,856	700,536
	Pool AU2669, 2.50% due 10/1/2028	863,351	903,136
	Pool AZ3778, 3.00% due 4/1/2030	2,053,013	2,165,690
	Pool BM4153, 3.00% due 6/1/2033	2,139,281	2,265,837
	Pool BM4864, 3.50% due 5/1/2033	1,301,366	1,399,069
	Pool BM5490, 3.50% due 11/1/2031	1,506,268	1,610,532
	Pool BP8943, 2.00% due 7/1/2035	1,164,775	1,201,723
	Pool BP9589, 2.50% due 8/1/2035	3,159,241	3,328,851
	Pool CA0200, 3.00% due 8/1/2032	1,390,829	1,479,845
	Pool CA0942, 2.50% due 12/1/2032	1,264,033	1,328,419
	Pool CA3904, 3.00% due 7/1/2034	3,220,381	3,442,073
	Pool CA4102, 3.50% due 8/1/2029	1,125,135	1,218,411
	Pool CA5271, 2.50% due 3/1/2035	1,578,410	1,665,280
	Pool CA5282, 3.00% due 3/1/2035	3,480,219	3,719,798
	Pool CA6862, 2.00% due 9/1/2035	1,817,201	1,886,023
	Pool CA7128, 2.00% due 9/1/2030	4,366,141	4,529,419
	Pool CA7470, 2.00% due 10/1/2035	3,212,613	3,334,283
	Pool CA7535, 1.50% due 10/1/2030	3,897,478	3,992,761
	Pool CA7891, 1.50% due 11/1/2035	1,859,882	1,888,837
	Pool FM1126, 3.00% due 3/1/2033	2,101,956	2,220,047
	Pool FM1523, 2.50% due 8/1/2029	1,462,549	1,526,181
	Pool FM2831, 2.50% due 5/1/2032	2,243,843	2,353,796
	Pool FM3494, 2.50% due 4/1/2048	1,712,813	1,779,831
	Pool FM4948, 1.50% due 12/1/2035	1,052,595	1,066,146
	Pool FM5458, 1.50% due 12/1/2035	1,591,224	1,612,346
	Pool MA2353, 3.00% due 8/1/2035	1,049,588	1,110,134
	Pool MA2480, 4.00% due 12/1/2035	1,108,236	1,206,390
	Pool MA3465, 4.00% due 9/1/2038	683,044	739,583
	Pool MA3557, 4.00% due 1/1/2029	1,026,430	1,089,277
	Pool MA3681, 3.00% due 6/1/2034	665,611	701,084
	Pool MA3826, 3.00% due 11/1/2029	1,559,812	1,648,169
	Pool MA3896, 2.50% due 1/1/2035	170,018	178,160
	Pool MA3953, 2.50% due 3/1/2030	770,871	807,204
	Pool MA4012, 2.00% due 5/1/2035	2,640,394	2,724,150
	Pool MA4016, 2.50% due 5/1/2040	1,728,763	1,794,663

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term U.S. Government Fund	June 30, 2021 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
	Pool MA4042, 2.00% due 6/1/2035	$ 3,328,437	$ 3,434,018
	Pool MA4045, 2.00% due 6/1/2040	2,881,755	2,939,940
	Pool MA4095, 2.00% due 8/1/2035	2,461,023	2,539,089
	Pool MA4123, 2.00% due 9/1/2035	3,194,010	3,295,327
	Pool MA4148, 2.00% due 10/1/2030	826,128	855,061
	Pool MA4154, 1.50% due 10/1/2035	1,431,679	1,449,758
	Pool MA4155, 2.00% due 10/1/2035	1,353,705	1,396,646
	Pool MA4173, 2.00% due 11/1/2030	871,228	901,767
	Pool MA4178, 1.50% due 11/1/2035	1,826,023	1,849,082
	Pool MA4260, 1.50% due 2/1/2036	4,322,392	4,376,953
	Pool MA4279, 2.00% due 3/1/2036	1,546,476	1,596,036
[d]	Pool MA4309, 2.00% due 4/1/2031	2,026,245	2,099,383
	Government National Mtg Assoc.,
[c]	Pool 751392, 5.00% due 2/20/2061	1,441,189	1,499,212
[c]	Pool 894205, 2.25% (H15T1Y + 1.50%) due 8/20/2039	309,415	317,904
[c]	Pool MA0100, 2.875% (H15T1Y + 1.50%) due 5/20/2042	249,996	261,881
	Pool MA0907, 2.00% due 4/20/2028	991,766	1,023,465
	Government National Mtg Assoc., CMO,
	Series 2016-32 Class LJ, 2.50% due 12/20/2040	1,497,522	1,521,982
	Series 2017-186 Class VA, 3.00% due 2/20/2031	2,333,416	2,426,929
	Mortgage-Linked Amortizing Notes CMO, Series 2012-1 Class A10, 2.06% due 1/15/2022	271,495	273,802
	Seasoned Loans Structured Transaction Trust, Whole Loan Securities Trust CMO, Series 2020-2 Class A1C, 2.00% due 9/25/2030	3,093,524	3,174,774
	Total Mortgage Backed (Cost $241,553,407)		244,597,894
	Corporate Bonds — 2.0%
	Telecommunication Services — 1.1%
	Wireless Telecommunication Services — 1.1%
[e]	Sprint Communications, Inc., 9.25% due 4/15/2022	3,500,000	3,719,625
			3,719,625
	Utilities — 0.9%
	Electric Utilities — 0.9%
[f,g]	Caledonia Generating, LLC, 1.95% due 2/28/2034	3,000,000	3,000,000
			3,000,000
	Total Corporate Bonds (Cost $6,666,034)		6,719,625
	Short-Term Investments — 6.1%
[h]	State Street Institutional Treasury Money Market Fund Premier Class, 0.01%	4,709,915	4,709,915
	United States Treasury Bill
	0.02% due 7/13/2021	4,000,000	3,999,957
	0.033% due 7/6/2021	4,000,000	3,999,982
	0.034% due 7/8/2021	4,000,000	3,999,973
	0.046% due 7/20/2021	4,000,000	3,999,905
	Total Short-Term Investments (Cost $20,709,732)		20,709,732
	Total Investments — 100.5% (Cost $337,834,100)		$340,955,268
	Liabilities Net of Other Assets — (0.5)%		(1,701,722)
	Net Assets — 100.0%		$339,253,546

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term U.S. Government Fund	June 30, 2021 (Unaudited)

Footnote Legend
a	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
b	Bond in default.
c	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on June 30, 2021.
d	When-issued security.
e	Segregated as collateral for a when-issued security.
f	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2021, the aggregate value of these securities in the Fund’s portfolio was $3,000,000, representing 0.88% of the Fund’s net assets.
g	Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees’ Audit Committee.
h	Rate represents the money market fund annualized seven-day yield at June 30, 2021.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
CMBS	Commercial Mortgage-Backed Securities
CMO	Collateralized Mortgage Obligation
H15T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year
LIBOR	London Interbank Offered Rates
Mtg	Mortgage
REMIC	Real Estate Mortgage Investment Conduit
UMBS	Uniform Mortgage Backed Securities

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Limited Term U.S. Government Fund	June 30, 2021 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Limited Term U.S. Government Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently has seven classes of shares of beneficial interest: Class A, Class C, Class C2, Institutional Class (“Class I”), and Retirement Classes (“Class R3”, “Class R4”, and “Class R5”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
Investments in open-end U.S. mutual funds are valued at net asset value ("NAV") each business day.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.